Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 941,884	$ 957,655
Change in unbilled services (unbilled revenue)	$ (15,771)
Percentage change in unbilled services (unbilled revenue)	(1.60%)
Unearned revenue (payments on account)	$ (1,663,183)	(1,507,449)
Change in unearned revenue (payments on account)	$ (155,734)
Percentage change in unearned revenue (payments on account)	10.30%
Net balance	$ (721,299)	$ (549,794)
Change in net balance	$ 171,505
Percentage change in net balance	31.20%